                             THE LEGACY FUNDS GROUP

                         THE MULTI-CAP CORE EQUITY FUND
                               THE CORE BOND FUND

                                     CLASS A
                                   TRUST CLASS

                        SUPPLEMENT DATED JANUARY 12, 2007
                     TO THE PROSPECTUS DATED AUGUST 28, 2006


The following represents a change to the PRINCIPAL PORTFOLIO MANAGERS section on page 26 of the prospectus:

Effective January 12th, 2007, Terry Monahan Jr. is the Principal Portfolio Manager responsible for the day-to-day management of The Multi-Cap Core Equity Fund and The Core Bond Fund. From 2000 to December 2006, Mr. Monahan served as the Managing Director and Senior Portfolio Manager for the Exclusive Capital Management Group at Huntington Asset Advisors. The Statement of Additional Information provides additional information about Mr. Monahan's compensation, other accounts managed, and ownership of Fund shares.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


SP-LFG-0002 0107

                             THE LEGACY FUNDS GROUP

                         THE MULTI-CAP CORE EQUITY FUND
                               THE CORE BOND FUND

                                     CLASS A
                                   TRUST CLASS

                        SUPPLEMENT DATED JANUARY 12, 2007
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2006


Effective January 12th, 2007, Terry Monahan Jr. is the Portfolio Manager for The Multi-Cap Core Equity Fund and The Core Bond Fund. Accordingly, the first three paragraphs in the "PORTFOLIO MANAGERS" section under the heading "MANAGEMENT OF THE FUNDS" on page 22 of the Statement of Additional Information are deleted and replaced with the following:

Terry Monahan Jr. is the portfolio manager primarily responsible for the day-to-day management of the Equity and Bond Funds. Mr. Monahan manages no other registered investment company accounts or other pooled investment vehicles.

Mr. Monahan receives from the Advisor compensation in the form of a base salary with three additional bonus incentive components. Those components consist of a percentage of assets under management; an investment performance incentive relative to the return of the Funds using the fee adjusted S&P 500 Index, and the fee adjusted Merrill Lynch Government/Corporate 1-10 Year Index; and finally an incentive based upon new assets gathered for the Advisor. Mr. Monahan is eligible to participate in other incentives, stock awards, options and other benefits available to all employees of the Advisor.

As of December 30, 2006, Mr. Monahan does not own shares of the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


SP-LFG-SAI 0107